Loans and Allowance for Loan Losses - Schedule of Loans and Leases Receivable Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance, January 1	$ 10,821	$ 9,309
New loans and renewals during the year	9,406	9,984
Repayments (including loans paid by renewal) during the year	(8,483)	(8,472)
Balance, December 31	$ 11,744	$ 10,821